UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 6/30/12

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE BIONDO FUNDS

SEMI-ANNUAL REPORT
JUNE 30, 2012

1-800-672-9152
www.thebiondogroup.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Fellow Shareholder,

After a strong start to the year, the second quarter offered some turbulence which proved challenging for investment managers across the globe.

Much like the past two years, continued woes coming from the Euro zone coupled with concerns over the slowing pace of economic activity, both here and in emerging economies such as China, pressured equity markets into a corrective phase.  Equity markets dropped roughly 10% from the April highs to the June lows.  Although the markets recovered to a small degree in June, the net effect for the quarter was a decline of 2.75% in the S&P 500, a 5.06% decline in the NASDAQ and a 4.02% decline in the Russell 1000 Growth Index.

Our Focus Fund started the year at a torrid pace, but both of our Funds felt the effects of a weaker second quarter.  As of June 30, 2012 the Funds remain in solid shape for the year-to-date period.   Biondo Growth is up 6.03% and Biondo Focus is up 13.40%, while the S&P 500 and Russell 1000 Growth Indexes are up 9.49% and 10.08% respectively.

Our view remains that the weakness in equity markets during the quarter was a normal and healthy pause in an otherwise positive environment for equities.  As usual, these corrections allow us to evaluate relative strength of our holdings, as well as identify developing opportunities.

Our biggest concern regarding the economy continues to be employment (or lack thereof).  We have expected a slower than typical recovery over the past few years and that is exactly what we have experienced.  GDP growth has remained at 2.5% or lower, which does not allow for enough improvement for our unemployed in the US.  Most economists agree that unless GDP growth is at least 3%, an economy will experience sub-par job growth.  This lackluster job growth continues to be at the heart of our economic issues here in the US.

A typical recovery is aided early on by growth in new construction.  Due to the nature of the last downturn, namely the massive slowdown in housing, this growth is taking longer than usual.  However, there are signs of encouragement in housing which may lead to job growth in construction in the intermediate future.  As housing begins to recover and new construction jobs are added, the economic outlook should improve and consumer confidence will begin to grow.  With unemployment still hovering above 8% and roughly 13 Million Americans out of a job, there is much room for improvement.

As we look at the balance of 2012, we are headed into what we expect to be another highly partisan Presidential election cycle.  As a result, we expect market volatility to remain elevated during this period, though we remain optimistic regarding growth equities for the foreseeable future.  From a relative strength perspective, US equities continue to display leadership over other asset classes. It is our belief that US equities offer the best upside profile at this juncture.

As we move forward, we continue to have confidence in the growth prospects of our holdings.  We will continue to monitor the health of our companies, make adjustments as necessary and seek new opportunities for investment.

Very Truly Yours,

Joseph P. Biondo

Joseph R. Biondo

Joseph P. Biondo

Joseph R. Biondo

Chief investment Officer

Chief Executive officer

Sources: Gemini Fund Services, Dorsey Wright, U.S. Department of Labor, HousingEconomics.com, FRBSF Economic Letter, BEA.gov, Yahoo!, MorningstarDirect

1274-NLD-8/13/2012

The Biondo Growth Fund

PORTFOLIO REVIEW

June 30, 2012 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2012, compared to its benchmarks:

	Six Months	One Year	Three Year	Five Year	Inception** - June 30, 2012	Inception*** - June 30, 2012
The Biondo Growth Fund – Investor Shares	6.03%	-10.58%	6.98%	-4.12%	-1.69%	N/A
The Biondo Growth Fund – Class C Shares	5.62%	-11.29%	N/A	N/A	N/A	-3.16%
Russell 1000 Growth Total Return Index	10.08%	5.76%	17.50%	2.87%	4.68%	10.13%
S&P 500 Total Return Index	9.49%	5.45%	16.40%	0.22%	2.83%	8.32%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Investor Shares inception date is May 3, 2006.

*** Class C Shares inception date is April 9, 2010.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Healthcare-Products	21.9%	Software	5.6%
Computers	9.7%	Commercial Services	4.8%
Banks	7.6%	Aerospace/Defense	4.3%
Auto Manufacturers	6.6%	Semiconductors	4.3%
Oil & Gas Services	6.2%	Other, Cash & Cash Equivalents	23.0%
Machinery-Diversified	6.0%		100.0%

                Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

The Biondo Focus Fund

PORTFOLIO REVIEW

June 30, 2012 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2012, compared to its benchmarks:

	Six Months	One Year	Inception** - June 30, 2012
The Biondo Focus Fund	13.40%	-19.49%	-5.43%
Dow Jones Industrial Average Total Return Index	6.83%	6.63%	11.20%
S&P 500 Total Return Index	9.49%	5.45%	9.26%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.   The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Inception date is March 17, 2010.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Banks	30.2%	Computers	6.1%
Healthcare-Products	30.1%	Mining	5.9%
Oil & Gas Services	11.7%	Auto Manufacturers	5.5%
Biotechnology	10.9%	Software	2.7%
Electrical Components & Equipment	8.9%	Other, Cash & Cash Equivalents	(18.2)%
Commercial Services	6.2%		100.0%

                Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCK & WARRANTS - 94.2%
	AEROSPACE/DEFENSE - 4.3%
45,000	BE Aerospace, Inc. *	$ 1,964,700

	AUTO MANUFACTURERS - 6.6%
250,000	Ford Motor Co.	2,397,500
250,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	280,000
10,000	Telsa Motors, Inc.	312,900
		2,990,400
	BANKS- 7.6%
350,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	3,419,500

	BIOTECHNOLOGY - 2.1%
15,000	Celgene Corp. *	962,400

	CHEMICALS - 4.1%
22,500	Monsanto Co.	1,862,550

	COMMERCIAL SERVICES - 4.8%
5,000	Mastercard, Inc. - Cl. A	2,150,550

	COMPUTERS - 9.7%
7,500	Apple, Inc. *	4,380,000

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.0%
50,000	Universal Display Corp. *	1,797,000

	INTERNET - 1.9%
5,000	Equinix, Inc.	878,250

	HEALTHCARE-PRODUCTS - 21.9%
30,000	Edwards Lifesciences Corp. * +	3,099,000
27,500	IDEXX Laboratories, Inc. *	2,643,575
7,500	Intuitive Surgical, Inc. *	4,153,425
		9,896,000
	MACHINERY-DIVERSIFIED - 6.0%
10,000	Chart Industries, Inc.	687,600
21,000	Cummins, Inc.	2,035,110
		2,722,710
	MINING - 1.9%
40,000	Molycorp, Inc. *	862,000

See accompanying notes to financial statements.
	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	June 30, 2012 (Unaudited)
Shares		Value
	OIL & GAS SERVICES - 6.2%
10,000	CARBO Ceramics, Inc.	$ 767,300
17,500	Core Laboratories NV	2,028,250
		2,795,550
	RETAIL - 3.2%
22,500	Yum! Brands, Inc.	1,449,450

	SEMICONDUCTORS - 4.3%
35,000	QUALCOMM, Inc.	1,948,800

	SOFTWARE - 5.6%
30,000	Nuance Communications, Inc. *	714,600
20,000	VMware, Inc. - Cl. A * +	1,820,800
		2,535,400

	TOTAL COMMON STOCK & WARANTS (Cost - $32,399,021)	42,615,260

Principal
	BONDS & NOTES - 1.6%
	AUTO MANUFACTURERS - 1.6%
$ 500,000	Ford Motor Co. Convertible, 4.25%, Due 11/15/16
	TOTAL BONDS & NOTES (Cost - $501,875)	695,000

Shares
	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUND - 3.4%
1,541,689	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,541,689)	1,541,689

	TOTAL INVESTMENTS - 99.2% (Cost - $34,442,585) (a)	$ 44,851,949
	OTHER ASSETS LESS LIABILITIES - 0.8%	370,570
	NET ASSETS - 100.0%	$ 45,222,519

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 14,257,653
	Unrealized Depreciation:	(3,900,904)
	Net Unrealized Appreciation:	$ 10,356,749
* Non-Income producing security.
** Money market fund: interest rate reflects seven-day effective yield on June 30, 2012.
+ Subject to written call option.

See accompanying notes to financial statements.
	The Biondo Growth Fund
	Schedule of Options Written
	June 30, 2012 (Unaudited)
Number of Contracts ***	Security, Expiration Date, Exercise Price	Value
100	Edwards Lifesciences Corp, November 2012, Call @ $90 *	$ 157,000
100	VMware, Inc., July 2012, Call @ $82.50 *	93,900
	TOTAL OPTIONS WRITTEN (Premiums received $198,285) (a)	$ 250,900
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to financial statements.

	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCK & WARRANTS - 118.2%
	AUTO MANUFACTURERS - 5.5%
80,000	Ford Motor Co.	$ 767,200
170,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	190,400
		957,600
	BANKS - 30.2%
20,000	Bank of America Corp.	163,600
200,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	706,000
30,000	East West Bancorp, Inc.	703,800
340,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 * ^	3,321,800
40,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	352,400
		5,247,600
	BIOTECHNOLOGY - 10.9%
40,000	Illumina, Inc. * ^	1,615,600
5,000	Vertex Pharmaceuticals Inc. *	279,600
		1,895,200
	COMMERCIAL SERVICES - 6.2%
2,500	Mastercard, Inc. - Cl. A ^	1,075,275

	COMPUTERS - 6.1%
1,800	Apple, Inc. *	1,051,200

	ELECTRICAL COMPONENTS & EQUIPMENT - 8.9%
43,000	Universal Display Corp. * ^	1,545,420

	HEALTHCARE-PRODUCTS - 30.1%
23,500	Edwards Lifesciences Corp. * + ^	2,427,550
3,200	Intuitive Surgical, Inc. * +	1,772,128
40,000	MAKO Surgical Corp. * ^	1,024,400
		5,224,078
	MINING - 5.9%
47,500	Molycorp, Inc. * ^	1,023,625

	OIL & GAS SERVICES - 11.7%
13,000	CARBO Ceramics, Inc.	997,490
9,000	Core Laboratories NV	1,043,100
		2,040,590
	SOFTWARE - 2.7%
20,000	Nuance Communications, Inc. *	476,400

	TOTAL COMMON STOCK & WARRANTS (Cost - $21,353,364)	20,536,988

See accompanying notes to financial statements.
	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	June 30, 2012 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
130,831	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $130,831)	$ 130,831

	TOTAL INVESTMENTS - 118.9% (Cost - $21,484,195) (a)	$ 20,667,819
	LIABILITIES LESS OTHER ASSETS - (18.9%)	(3,292,549)
	NET ASSETS - 100.0%	$ 17,375,270

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,836,471
	Unrealized depreciation:	(4,645,064)
	Net unrealized depreciation:	$ (808,593)
* Non-Income producing security.
** Money market fund: interest rate reflects seven-day effective yield on June 30, 2012.
+ Subject to written call option.
^ All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at June 30, 2012 is $12,033,670.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.
Schedule of Options Written
June 30, 2012 (Unaudited)
Number of
Contracts***	Security, Expiration Date, Exercise Price	Value
80	Edwards Lifesciences Corp, November 2012, Call @ $90 *	$ 125,600
20	Intuitive Surgical, Inc., July 2012, Call @ $600 *	7,200
	Total Options Written (Premiums received $140,583) (a)	$ 132,800
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	The Biondo Growth Fund	The Biondo Focus Fund
ASSETS
Investment securities:
At cost	$ 34,442,585	$ 21,484,195
At value	$ 44,851,949	$ 20,667,819
Receivable for Fund shares sold	22,081	-
Receivable for investments sold	1,197,214	1,861,411
Dividends and interest receivable	2,805	-
Prepaid expenses & other assets	8,305	12,563
TOTAL ASSETS	46,082,354	22,541,793

LIABILITIES
Line of Credit payable	-	4,999,999
Payable for investments purchased	529,304	-
Payable for Fund shares redeemed	5,903	-
Options written, at value (premiums received $198,285 and $140,583, respectively)	250,900	132,800
Investment advisory fees payable	29,247	20,042
Accrued interest	-	7,211
Fees payable to other affiliates	12,794	2,825
Distribution (12b-1) fees payable	9,019	3,340
Accrued expenses and other liabilities	22,668	306
TOTAL LIABILITIES	859,835	5,166,523
NET ASSETS	$ 45,222,519	$ 17,375,270

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 53,130,963	$ 19,859,675
Accumulated net investment loss	(234,225)	(234,250)
Accumulated net realized loss from
security transactions and options transactions	(18,030,968)	(1,441,562)
Net unrealized appreciation (depreciation) of investments and options written	10,356,749	(808,593)
NET ASSETS	$ 45,222,519	$ 17,375,270

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2012 (Unaudited)

	The Biondo Growth Fund	The Biondo Focus Fund
Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 44,918,976	$ 17,375,270
Shares of beneficial interest outstanding	5,112,301	1,974,581
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.79	$ 8.80

Class C Shares:
Net Assets	$ 303,543	$ -
Shares of beneficial interest outstanding	35,131	-
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.64	$ -

(a) Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF OPERATIONS

	The Biondo Growth Fund
	For the	For the
	Period Ended	Year Ended
	June 30, 2012 (a)	January 31, 2012
	(Unaudited)
INVESTMENT INCOME
Dividends (net of $1,155 and $4,349 foreign taxes withheld)	$ 71,258	$ 180,247
Interest	8,795	21,586
TOTAL INVESTMENT INCOME	80,053	201,833

EXPENSES
Investment advisory fees	204,845	560,682
Distribution (12b-1) fees - Investor Class	50,880	139,355
Distribution (12b-1) fees - Class C	1,325	3,265
Administration fees	21,904	58,460
Fund accounting fees	11,773	36,610
Transfer agent fees	11,100	41,217
Registration fees	9,370	36,674
Audit fees	9,061	26,568
Compliance officer fees	8,365	21,141
Shareholder reporting expense	5,343	13,900
Custody fees	4,878	14,846
Legal fees	4,033	13,362
Trustees' fees	2,240	5,557
Insurance expense	576	1,210
Other expenses	1,831	4,198
TOTAL EXPENSES	347,524	977,045

Less: Fees waived by the Advisor	(39,413)	(134,548)

NET EXPENSES	308,111	842,497
NET INVESTMENT LOSS	(228,058)	(640,664)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	3,345,064	(2,196,153)
Options written	12,064	447,222
Net realized gain (loss)	3,357,128	(1,748,931)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,314,440)	(2,796,035)
Options written	(104,638)	38,193
Net change in unrealized appreciation (depreciation)	(3,419,078)	(2,757,842)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(61,950)	(4,506,773)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (290,008)	$ (5,147,437)

(a)	The Funds' fiscal year end changed from January 31 to December 31, effective February 1, 2012.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF OPERATIONS

	The Biondo Focus Fund
	For the	For the
	Period Ended	Year Ended
	June 30, 2012 (a)	January 31, 2012
	(Unaudited)
INVESTMENT INCOME
Dividends (net of $420 and $1,587 foreign taxes withheld)	$ 11,575	$ 28,496
TOTAL INVESTMENT INCOME	11,575	28,496

EXPENSES
Investment advisory fees	121,492	320,161
Distribution (12b-1) fees - Investor Class	20,249	53,360
Administration fees	16,233	41,026
Fund accounting fees	9,862	23,932
Transfer agent fees	6,370	17,630
Registration fees	5,700	12,381
Audit fees	2,256	6,034
Compliance officer fees	1,410	855
Shareholder reporting expense	-	1,879
Custody fees	5,096	11,761
Legal fees	1,692	5,000
Trustees' fees	1,316	3,189
Interest Expense	53,549	59,461
Other expenses	600	930
TOTAL EXPENSES	245,825	557,599

NET EXPENSES	245,825	557,599
NET INVESTMENT LOSS	(234,250)	(529,103)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	293,485	(1,620,635)
Options written	(85,022)	37,109
Net realized gain (loss)	208,463	(1,583,526)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,145,604)	(927,661)
Options written	(11,787)	(109,850)
Net change in unrealized appreciation (depreciation)	(1,157,391)	(1,037,511)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(948,928)	(2,621,037)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,183,178)	$ (3,150,140)

(a)	The Funds' fiscal year end changed from January 31 to December 31, effective February 1, 2012.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS

	The Biondo Growth Fund
	For the	For the	For the
	Period Ended	Year Ended	Year Ended
	June 30, 2012 (a)	January 31, 2012	January 31, 2011 (b)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (228,058)	$ (640,664)	$ (589,534)
Net realized gain (loss) from investments and options written	3,357,128	(1,748,931)	(748,945)
Net change in unrealized appreciation (depreciation)
of investments and options written	(3,419,078)	(2,757,842)	9,265,456
Net increase (decrease) in net assets resulting from operations	(290,008)	(5,147,437)	7,926,977

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	417,712	3,326,417	4,594,641
Class C	17,778	288,048	158,825
Payments for shares redeemed:
Investor Class	(5,925,787)	(9,281,361)	(9,201,655)
Class C	(51,820)	(76,374)	-
Redemption fee proceeds:
Investor Class	561	6,308	4,031
Class C	-	12	-
Net decrease in net assets from shares of beneficial interest	(5,541,556)	(5,736,950)	(4,444,158)

TOTAL DECREASE IN NET ASSETS	(5,831,564)	(10,884,387)	3,482,819

NET ASSETS
Beginning of Period	51,054,083	61,938,470	58,455,651
End of Period *	$ 45,222,519	$ 51,054,083	$ 61,938,470
*Includes accumulated net investment loss of:	$ (234,225)	$ (6,167)	$ (6,833)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	44,805	356,330	507,196
Shares Redeemed	(633,317)	(1,011,603)	(1,031,184)
Net decrease in shares of beneficial interest outstanding	(588,512)	(655,273)	(523,988)

SHARE ACTIVITY - CLASS C
Shares Sold	1,885	30,471	17,665
Shares Redeemed	(5,558)	(9,332)	-
Net increase (decrease) in shares of beneficial interest outstanding	(3,673)	21,139	17,665

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(b)	The Biondo Growth Fund Class C Shares commenced operations on April 9, 2010.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	The Biondo Focus Fund
	For the	For the	For the
	Period Ended	Year Ended	Period Ended
	June 30, 2012 (a)	January 31, 2012	January 31, 2011 (b)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (234,250)	$ (529,103)	$ (313,033)
Net realized gain (loss) from investments and options written	208,463	(1,583,526)	75,297
Net change in unrealized appreciation (depreciation)
of investments and options written	(1,157,391)	(1,037,511)	1,386,309
Net increase (decrease) in net assets resulting from operations	(1,183,178)	(3,150,140)	1,148,573

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,692,081	8,964,450	20,218,242
Payments for shares redeemed	(2,053,398)	(7,861,403)	(400,525)
Redemption fee proceeds	-	568	-
Net increase (decrease) in net assets from shares of beneficial interest	(361,317)	1,103,615	19,817,717

TOTAL DECREASE IN NET ASSETS	(1,544,495)	(2,046,525)	20,966,290

NET ASSETS
Beginning of Period	18,919,765	20,966,290	-
End of Period *	$ 17,375,270	$ 18,919,765	$ 20,966,290
*Includes accumulated net investment loss of:	$ (234,250)	$ -	$ -

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	165,727	784,061	2,016,109
Shares Redeemed	(209,130)	(741,412)	(40,774)
Net increase (decrease) in shares of beneficial interest outstanding	(43,403)	42,649	1,975,335

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(b)	The Biondo Focus Fund commenced operations on March 17, 2010.

See accompanying notes to financial statements.

The Biondo Focus Fund
STATEMENTS OF CASH FLOWS
For the Period Ended June 30, 2012 (a) (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (1,183,178)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Changes in operating Assets and Liabilities:
Proceeds from disposition of long-term investment securities	7,144,693
Purchases of long-term investment securites	(6,903,214)
Net increase from call options written	(87,409)
Purchase of short-term investments, net	(87,033)
Decrease in interest and dividends receivable	10,561
Decrease in receivables for securities sold	536,112
Increase in prepaid expenses	(4,665)
Decrease in accrued expenses and other liabilities	(28,494)
Unrealized depreciation on securities	1,157,391
Realized gain from investments	(208,463)
Net cash provided from operating activities	346,301

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in receivables for Fund shares sold	1,091
Fund shares issued	1,692,081
Fund shares redeemed	(2,053,398)
Net cash used in financing activities	(360,226)

Net Decrease in cash	(13,925)

CASH:
Beginning balance	13,925
Ending balance	$ -

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	Period Ended		Year Ended
	June 30,		January 31,
	2012 *		2012		2011		2010	2009	2008
	(Unaudited)

Net asset value, beginning of period	$ 8.90		$ 9.72		$ 8.50		$ 6.13	$ 10.62	$ 10.61
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.11)		(0.09)		(0.05)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.07)		(0.71)		1.31		2.42	(4.44)	0.27
Total income (loss) from investment operations	(0.11)		(0.82)		1.22		2.37	(4.49)	0.25

Paid-in-Capital from redemption fees (2,3)	0.00		0.00		0.00		0.00	0.00	0.00
Less distributions from:
Net realized gains	-		-		-		-	-	(0.24)
Total distributions	-		-		-		-	-	(0.24)
Net asset value, end of period	$ 8.79		$ 8.90		$ 9.72		$ 8.50	$ 6.13	$ 10.62
Total return (4)	6.03%	(7)	(8.44)%		14.35%		38.66%	(42.28)%	2.14%
Net assets, end of period (in 000s)	$ 44,919		$ 50,714		$ 61,768		$ 58,456	$ 38,076	$ 62,547

Ratio of gross expenses to average net assets (5)	1.69%	(6)	1.74%		1.65%		1.63%	1.61%	1.62%
Ratio of net expenses to average net assets	1.50%	(6)	1.50%		1.50%		1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(1.11)%	(6)	(1.14)%		(1.01)%		(0.78)%	(0.54)%	(0.26)%
Portfolio turnover rate	14%	(7)	25%		59%		44%	45%	49%

Class C
	Period Ended		Year Ended		Period Ended
	June 30,		January 31,		January 31,
	2012 *		2012		2011 (1)
	(Unaudited)

Net asset value, beginning of period	$ 8.77		$ 9.66		$ 9.28
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.17)		(0.13)
Net realized and unrealized gain (loss) on investments	(0.06)		(0.72)		0.51
Total income (loss) from investment operations	(0.13)		(0.89)		0.38

Paid-in-Capital from redemption fees (2)	-		0.00	(3)	-

Net asset value, end of period	$ 8.64		$ 8.77		$ 9.66
Total return (4)	5.62%	(7)	(9.21)%		4.10%	(7)
Net assets, end of period (in 000s)	$ 304		$ 340		$ 171

Ratio of gross expenses to average net assets (5)	2.44%	(6)	2.49%		2.48%	(6)
Ratio of net expenses to average net assets	2.25%	(6)	2.25%		2.25%	(6)
Ratio of net investment loss to average net assets	(1.86)%	(6)	(1.89)%		(1.82)%	(6)
Portfolio turnover rate	14%	(7)	25%		59%	(7)
*	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(1)	The Biondo Growth Fund Class C Shares commenced operations on April 9, 2010.
(2)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions.
The returns shown exclude the effect of applicable redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

The Biondo Focus Fund
FINANCIAL HIGHLIGHTS
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

Investor Class
	Period Ended		Year Ended		Period Ended
	June 30,		January 31,		January 31,
	2012 *		2012		2011 (1)
	(Unaudited)

Net asset value, beginning of period	$ 9.38		$ 10.61		$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.11)		(0.25)		(0.24)
Net realized and unrealized gain (loss) on investments	(0.47)		(0.98)		0.85
Total income (loss) from investment operations	(0.58)		(1.23)		0.61

Paid-in-Capital from redemption fees (2)	-		0.00	(3)	-

Net asset value, end of period	$ 8.80		$ 9.38		$ 10.61
Total return (4)	13.40%	(6)	(11.59)%		6.10%	(6)
Net assets, end of period (in 000s)	$ 17,375		$ 18,920		$ 20,966

Ratio of expenses to average net assets
including interest expense	3.04%	(5)	2.62%		3.05%	(5)
Ratio of expenses to average net assets
excluding interest expense	2.38%	(5)	2.34%		3.05%	(5)
Ratio of net investment loss to average net assets	(2.89)%	(5)	(2.48)%		(2.88)%	(5)
Portfolio turnover rate	30%	(6)	75%		55%	(6)
*	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(1) The Biondo Focus Fund commenced operations on March 17, 2010.
(2)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns are historical in nature and assume changes in share price. The returns shown exclude the effect of applicable redemption fees.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1.

ORGANIZATION

The Biondo Growth Fund and The Biondo Focus Fund (collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are each an open-end management investment company.  The Biondo Growth Fund currently offers two classes of shares: Investor Class and Class C shares.  The Investor Class shares commenced operations on May 3, 2006 and the Class C shares commenced operations on April 9, 2010.  Both are offered at net asset value.  The Biondo Focus Fund currently offers Investor Class shares, which commenced operations on March 17, 2010.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.  The Biondo Funds changed the fiscal year end from January 31 to December 31, effective February 1, 2012.

The Biondo Growth Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.  The Biondo Focus Fund seeks long-term capital appreciation, which it pursues by investing primarily in a combination of long and short positions in (1) common stock of  U.S. companies of any capitalization; (2) American Depositary Receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds ("ETFs") that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date.  Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Funds’ assets and liabilities measured at fair value:

The Biondo Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 42,615,260	$ -	$ -	$ 42,615,260
Bonds & Notes	-	695,000	-	695,000
Short-Term Investments	1,541,689	-	-	1,541,689
Total	$ 44,156,949	$ 695,000	$ -	$ 44,851,949

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$ 250,900	$ -	$ -	$ 250,900

The Biondo Focus Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 20,536,988	$ -	$ -	$ 20,536,988
Short-Term Investments	130,831	-	-	130,831
Total	$ 20,667,819	$ -	$ -	$ 20,667,819

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$ 132,800	$ -	$ -	$ 132,800

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid annually.  Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Call options are purchased to hedge against an increase in the value of securities held in the Funds’ portfolios.  If such an increase occurs, the call options will permit the Funds to purchase the securities underlying such options at the exercise price, not at the current market price.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

For the period ended June 30, 2012, The Biondo Growth Fund and The Biondo Focus Fund had net realized gains (losses) of $12,064 and $(85,022), respectively, on options subject to equity price risk and these realized gains are included in the line item marked “Net realized gain (loss) on transactions from options written” on the Statements of Operations in this shareholder report.  For the period ended June 30, 2012, The Biondo Growth Fund and The Biondo Focus Fund had net unrealized depreciation of $104,638 and $11,787, respectively, on options subject to equity price risk and these unrealized depreciation amounts are included in the line item marked “Net change in unrealized appreciation (depreciation) on options written” on the Statements of Operations in this shareholder report.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The number of option contracts written and the premiums received by the Funds during the period ended June 30, 2012, were as follows:

	The Biondo Growth Fund		The Biondo Focus Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	75	$ 112,398	105	$ 142,970
Options written	975	551,794	155	238,788
Options exercised	(65)	(114,428)	-	-
Options expired	(215)	(138,452)	-	-
Options closed	(570)	(213,027)	(160)	(241,175)
Options outstanding, end of period	200	$ 198,285	100	$ 140,583

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Fund	Purchases	Sales
The Biondo Growth Fund	$ 6,788,365	$ 10,993,651
The Biondo Focus Fund	6,903,214	7,144,693

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Biondo Investment Advisors, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Fund
The Biondo Growth Fund	1.00%
The Biondo Focus Fund	1.50%

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse a portion of The Biondo Growth Fund’s other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) does not exceed the following per class:

Fund	Investor Class	Class C
The Biondo Growth Fund	1.50%	2.25%

These amounts will herein be referred to as the “expense limitations.”  For the period ended June 30, 2012, the Advisor waived fees in the amount of $39,413 for The Biondo Growth Fund.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and The Biondo Growth Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the expense limitation.  If operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

As of January 31, 2012, the Advisor has $281,998 of waived expenses that may be recovered by the following dates:

Fund	January 31, 2013	January 31, 2014	January 31, 2015
The Biondo Growth Fund	$ 62,389	$ 85,061	$ 134,548

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares for The Biondo Growth and The Biondo Focus Funds and 1.00% of the average daily net assets attributable to the Class C shares for The Biondo Growth Fund and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  During the period ended June 30, 2012, the 12b-1 fees accrued amounted to $52,205 and $20,249 for The Biondo Growth Fund and The Biondo Focus Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares.   The Distributor is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board, the Funds pay their pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Funds paid their pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Funds pay the chairperson of the Audit Committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Funds.

5. BANK LINE OF CREDIT

The Biondo Focus Fund has an unsecured $5,000,000 bank line of credit through Lakeland Bank for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.  The Biondo Focus Fund has until June 1, 2013 to pay back the line of credit.  Borrowings under this arrangement bear interest, i) at the lender’s prime rate minus 0.50% or ii) 2.75% per annum at the time of borrowing.  During the period ended June 30, 2012, the Fund incurred $53,549 of interest expense related to the borrowings.  Average borrowings and the average interest rate during the period ended June 30, 2012 were $5,000,000 and 2.75%, respectively.  The largest outstanding borrowing during the period ended June 30, 2012 was $5,000,000.  As of June 30, 2012, the Fund had $4,999,999 of outstanding borrowings.

6. REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended June 30, 2012, The Biondo Growth Fund and The Biondo Focus Fund assessed $561 and $0 respectively, in redemption fees.

7. TAX COMPONENTS OF CAPITAL

As of January 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized loss from security transactions and options transactions is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income for the Growth Fund is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $6,167.

At January 31, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

	Short-Term	Long-Term	Total
Growth Fund:
Expiring 1/31/17	$ 4,466,503	$ -	$ 4,466,503
Expiring 1/31/18	12,560,779	-	12,560,779
Expiring 1/31/19	1,743,975	-	1,743,975
Non-Expiring	-	-	-
Total	18,771,257	-	18,771,257
Focus Fund:
Non-Expiring	443,646	347,933	791,579
Total	443,646	347,933	791,579

Effective with the enactment of the Regulated Investment Company Modernization Act of 2010 (the “Act”) on December 22, 2010, there will be unlimited carryover on future capital losses.  There may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryovers.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
Growth Fund	$ 2,187,475
Focus Fund	210,584

Permanent book and tax differences primarily attributable to net operating losses resulted in reclassification for the Funds for the year ended January 31, 2012 as follows:

	Paid in	Accumulated Net
	Capital	Investment Loss
Growth Fund	$ (641,330)	$ 641,330
Focus Fund	(529,103)	529,103

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9.  SUBSEQUENT EVENTS

The Funds are is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

The Biondo Funds

EXPENSE EXAMPLE (Unaudited)

June 30, 2012

As a shareholder of The Biondo Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Biondo Growth Fund and The Biondo Focus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012*.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 2/1/12– 6/30/12	Expense Ratio During Period*** 2/1/12 – 6/30/12
The Biondo Growth Fund:
Investor Class	$1,000.00	$ 1,060.30	$ 6.38	1.50%
Class C	1,000.00	1,056.20	9.54	2.25%
The Biondo Focus Fund	1,000.00	1,134.00	13.38	3.04%

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period** 1/1/12– 6/30/12	Expense Ratio During Period*** 1/1/12– 6/30/12
The Biondo Growth Fund:
Investor Class	$1,000.00	$1,017.40	$ 7.52	1.50%
Class C	1,000.00	1,013.67	11.26	2.25%
The Biondo Focus Fund	1,000.00	1,009.75	15.19	3.04%

*”Actual” expense information for the Portfolio is for the period February 1, 2012 to June 30, 2012.  Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (151) divided by the number of days in the fiscal year (366).

**”Hypothetical” expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds.  Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

***Annualized.

The Biondo Funds

SUPPLEMENTAL INFORMATION

June 30, 2012 (Unaudited)

Renewal of Advisory Agreement – Biondo Focus Fund and Biondo Growth Fund

In connection with a regular meeting held on September 21, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”)  between Biondo Investment Advisors, LLC (”BIA” or the “Adviser”), and the Trust, on behalf of the Biondo Focus Fund and Biondo Growth Fund (each a “Fund” or collectively the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser. These materials included: (a) information on the investment performance of the Adviser, a group of similar mutual funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser's operations, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that BIA has provided a level of service consistent with the Board's expectations.  The Board reviewed financial information from the Adviser and concluded that it has sufficient financial resources to meet its obligations to the Trust, including expense limitation obligations.  The Trustees concluded that the Adviser has the ability to continue to provide a level of service consistent with the Board's expectations.

Performance.  The Board considered the nature and extent of BIA's past performance, as well as other factors relating to its track record. The Board noted that for the 1-year and 3-year periods ended August 31, 2011, the Biondo Growth Fund had outperformed and underperformed, respectively, when compared to a group of mutual funds employing a similar growth strategy.  They further noted that although the Fund had lagged the Russell 1000 Growth Index for the 1-year and 3-year periods, that the recent performance was encouraging.  Next, the Trustees compared the performance of the Biondo Focus Fund for the 1-year period noting it had outperformed both a group of mutual funds pursuing a large growth stock long/short strategy as well as the Russell 1000 Growth Index.  They noted that the Fund had not completed 2 years of operations.  The Trustees concluded that BIA's past performance was acceptable; however, they would continue to monitor the Biondo Growth Fund with respect to underperformance.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee for the Biondo Growth Fund and 1.50% for the Biondo Focus Fund.  The Trustees then reviewed information on comparative advisory and overall expenses for a group of mutual funds employing a similar growth stock and focused or opportunistic investment strategies, respectively.  The Trustees noted that the advisory fees were somewhat above the average for the Biondo Growth Fund and at the upper end of the range of comparative funds for the Biondo Focus Fund.  The Trustees further noted that each advisory fee was within a range of reasonable fees charged to the respective comparison group.  Additionally, the Trustees noted that each Fund's expense ratio is below the average of similar mutual funds.  The Trustees concluded that each Fund's advisory fee, as well as its overall expense ratio, when including the effect of the Adviser-provided expense cap for the Biondo Growth Fund, was acceptable in light of the quality of the services the Fund has received and expects to continue to receive from the Adviser.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the current size and anticipated size of Funds for the next year, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Funds, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  The Board was satisfied that the Adviser's level of profitability from its relationship with the Funds was not excessive.

Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved renewal of the Advisory Agreement and concluded that the advisory fees in each instance are reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

540 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/31/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/31/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/31/12